2. INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Inventory Disclosure [Abstract]
Schedule of inventory
	September 30, 2015	June 30, 2015
Raw Materials	$475,948	$485,266
Work-In-Progress	337,682	388,503
Finished Goods	205,097	199,487
Total Inventories	$1,018,727	$1,073,256

	2015	2014
Raw material	$485,266	$445,210
Work-in-progress	388,503	385,601
Finished goods	199,487	158,067
	$1,073,256	$988,878